Pensions - Investment strategy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pensions
Fair value of assets	£ 78,406	£ 78,904
Fair value of liabilities	72,082	72,395
Interest rate Contracts
Pensions
Derivatives notional (£bn)	7,015,000	6,533,000
Fair value of assets	28,960	33,807
Fair value of liabilities	£ 23,138	£ 27,424
Main Pension Scheme
Pensions
Percentage of total plan assets	90.00%	91.00%
Percentage of defined benefit obligation covered by buy-in insurance contracts	33.33%
Equities	6.70%	6.80%
Index-linked bonds	23.60%	36.70%
Government bonds	9.90%	13.30%
Corporate and other bonds	18.50%	25.60%
Real estate	2.40%	4.50%
Derivatives	0.10%	2.70%
Buy-in insurance contracts	27.00%
Cash and other assets	11.80%	10.40%
Total	100.00%	100.00%
Percentage of fair value of derivatives included in plan assets for which counterparty has posted collateral	85.00%
Maximum percentage of indirect investment by trustees	5.00%
Main Pension Scheme | Quoted plan assets
Pensions
Equities	0.10%	0.10%
Index-linked bonds	23.60%	36.70%
Government bonds	9.90%	13.30%
Corporate and other bonds	14.40%	19.20%
Total	48.00%	69.30%
Main Pension Scheme | Unquoted plan assets
Pensions
Equities	6.60%	6.70%
Corporate and other bonds	4.10%	6.40%
Real estate	2.40%	4.50%
Derivatives	0.10%	2.70%
Buy-in insurance contracts	27.00%
Cash and other assets	11.80%	10.40%
Total	52.00%	30.70%
Main Pension Scheme | Swap
Pensions
Derivatives notional (£bn)	£ 81,000	£ 81,000
Derivatives, amount contributed to fair value of plan assets	73	714
Main Pension Scheme | Inflation rate swaps
Pensions
Derivatives notional (£bn)	24,000	29,000
Fair value of assets	1,548	1,929
Fair value of liabilities	812	940
Main Pension Scheme | Interest rate Contracts
Pensions
Derivatives notional (£bn)	57,000	52,000
Fair value of assets	3,096	3,121
Fair value of liabilities	3,763	3,394
Main Pension Scheme | Currency forwards
Pensions
Derivatives notional (£bn)	8,000	13,000
Fair value of assets	60	235
Fair value of liabilities	130	34
Main Pension Scheme | Equity and bond put options
Pensions
Fair value of liabilities		4
Main Pension Scheme | Other
Pensions
Derivatives notional (£bn)	1,000	1,000
Fair value of assets	22	8
Fair value of liabilities	£ 4	£ 20
AA section of the group pension fund
Pensions
Percentage of defined benefit obligation covered by buy-in insurance contracts	99.00%